CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
CURRENT ASSETS:
Cash and cash equivalents	$ 187,428	$ 192,312
Short-term bank deposits	107,059	7,034
Marketable securities	1,078,440	1,084,881
Trade receivables (net of allowances for doubtful accounts and sales reserves of $ 14,832 and $ 16,231 at December 31, 2016 and 2015, respectively)	478,507	410,763
Prepaid expenses and other current assets	41,021	40,844
Total current assets	1,892,455	1,735,834
LONG-TERM ASSETS:
Marketable securities	2,296,097	2,331,187
Property and equipment, net	61,859	48,692
Severance pay fund	4,617	5,262
Deferred tax asset, net	94,608	65,711
Other intangible assets, net	22,155	26,008
Goodwill	812,012	812,012
Other assets	33,833	45,174
Total long-term assets	3,325,181	3,334,046
Total assets	5,217,636	5,069,880
CURRENT LIABILITIES:
Trade payables	20,017	17,833
Employee compensation accruals	155,848	134,505
Deferred revenues	814,418	717,528
Accrued expenses and other current liabilities	175,575	186,987
Total current liabilities	1,165,858	1,056,853
LONG-TERM LIABILITIES:
Deferred revenues	251,166	188,255
Income tax accrual	300,536	283,215
Deferred tax liability, net		240
Accrued severance pay	8,953	9,451
Total long-term liabilities	560,655	481,161
Total liabilities	1,726,513	1,538,014
SHAREHOLDERS' EQUITY:
Preferred shares, NIS 0.01 par value, 5,000,000 shares authorized at December 31, 2016 and 2015; no shares issued and outstanding at December 31, 2016 and 2015
Ordinary shares, NIS 0.01 par value, 500,000,000 shares authorized at December 31, 2016 and 2015; 261,223,970 shares issued at December 31, 2016 and 2015; 165,975,204 and 174,901,523 shares outstanding at December 31, 2016 and 2015, respectively	774	774
Additional paid-in capital	1,139,642	987,331
Treasury shares at cost - 95,248,766 and 86,322,447 ordinary shares at December 31, 2016 and 2015, respectively	(4,956,172)	(4,043,271)
Accumulated other comprehensive loss	(9,250)	(4,250)
Retained earnings	7,316,129	6,591,282
Total shareholders' equity	3,491,123	3,531,866
Total liabilities and shareholders' equity	$ 5,217,636	$ 5,069,880